Income Tax Expense	12 Months Ended
Dec. 31, 2017
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Income Tax Expense
12	INCOME TAX EXPENSE

	2017	2016	2015
	RMB	RMB	RMB
Current taxes	23,835	19,762	18,998
Deferred taxes (Note 30)	(7,539)	(3,994)	(3,272)

	16,296	15,768	15,726

In accordance with the relevant PRC income tax rules and regulations, the PRC corporate income tax rate applicable to the Group is principally 25%. Operations of the Group in western regions in China qualified for certain tax incentives in the form of a preferential income tax rate of 15% through the year 2020.

The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group is as follows:

	2017	2016	2015
	RMB	RMB	RMB
Profit before income tax expense	53,089	45,140	57,815

Tax calculated at a tax rate of 25%	13,272	11,285	14,454
Tax return true-up	1,275	1,887	2,008
Effect of income taxes from international operations in excess of taxes at the PRC statutory tax rate	693	1,797	910
Effect of preferential tax rate	(5,058)	(2,418)	(5,436)
Tax effect of income not subject to tax	(3,401)	(4,935)	(2,875)
Tax effect of expenses not deductible for tax purposes	9,515	8,152	6,665

Income tax expense	16,296	15,768	15,726